DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Notional amount	£ 266,336	£ 269,212
Assets	870	1,204
Liabilities	687	702
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	16,881	10,986
Collateral cash	8,044	8,681
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	35,452	43,732
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	230,884	225,480
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	175,033	147,884
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	55,851	77,596
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	31,783	37,002
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	9,341	13,755
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	4,099	1,712
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	18,343	21,535
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	231,964	229,735
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	25,372	29,296
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	169,084	146,172
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	37,508	54,267
Inflation rate contracts
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Notional amount	2,021	1,794
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	171	0
Inflation rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,850	0
Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	0	1,794
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	568	681
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	568	681
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	827	489
Derivatives
Disclosure of detailed information about hedges
Collateral cash	23	32
Fair value
Disclosure of detailed information about hedges
Assets	870	1,204
Liabilities	687	702
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	393	656
Liabilities	505	666
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,535	2,191
Liabilities	1,240	1,679
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	719	1,097
Liabilities	495	485
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	816	1,094
Liabilities	745	1,194
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	85	238
Liabilities	118	156
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	86	42
Liabilities	16	8
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	500	698
Liabilities	378	266
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	198	294
Liabilities	336	489
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	564	1,055
Liabilities	479	477
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	316	326
Liabilities	367	928
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	16	0
Liabilities	30	0
Fair value | Inflation rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	69	0
Liabilities	0	0
Fair value | Inflation rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	0	70
Liabilities	0	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	94	124
Liabilities	21	21
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,058)	(1,643)
Liabilities	£ (1,058)	£ (1,643)